SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2021		2020		2019
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1827	1.1326	1.1422	1.2271	1.1195	1.1234
Pound Sterling	0.8596	0.8403	0.8897	0.8990	0.8778	0.8508
Swiss Franc	1.0811	1.0331	1.0705	1.0802	1.1124	1.0854
Japanese Yen	129.8767	130.3800	121.8458	126.4900	122.0058	121.9400
Chinese Yuan	7.6282	7.1947	7.8747	8.0225	7.7355	7.8205
Australian Dollar	1.5749	1.5615	1.6549	1.5896	1.6109	1.5995
Canadian Dollar	1.4826	1.4393	1.5300	1.5633	1.4855	1.4598
Singapore Dollar	1.5891	1.5279	1.5742	1.6218	1.5273	1.5111
Hong Kong Dollar	9.1932	8.8333	8.8587	9.5142	8.7715	8.7473

Disclosure of straight line depreciation rates	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%